Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern
17.	GOING CONCERN

At each reporting period, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The Company’s evaluation entails analyzing prospective operating budgets and forecasts for expectations of the Company’s cash needs and comparing those needs to the current cash and cash equivalent balances. The Company is required to make certain additional disclosures if it concludes substantial doubt exists and it is not alleviated by the Company’s plans or when its plans alleviate substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments to the specific amounts and classifications of assets and liabilities, which might be necessary should the Company be unable to continue as a going concern.

On March 11, 2020, the World Health Organization declared the novel strain of coronavirus (COVID-19), a global pandemic and recommended containment and mitigation measures worldwide. As of the date of this filing, the Company has sold its office in the U.S.; Australia remains fully operational as the Company’s operations service governmental offices and hospitals. The Company has adjusted certain aspects of the Company’s operations to protect its employees and customers while still meeting customers’ needs for vital services. The Company will continue to monitor the situation closely and it is possible that it will implement further measures. In light of the uncertainty as to the severity and duration of the pandemic, the impact on the Company’s revenues, profitability and financial position is uncertain at this time.

As reflected in the quarterly financial statements, the Company has a net loss of $1,235,095 and net operating cash used of $230,899 for the six months ended June 30, 2020. In addition, the Company is a start up in the renewable energy space and has generated limited revenues to date.

Due to the sale of PVBJ and Pride the Company has alleviated liabilities on its balance sheet such as the line of credit due in August 2020, earn out payable, and other notes and finance leases payables relating to vehicles. Management has evaluated the significance of these conditions and under these circumstances expects that its current cash resources, operating cash flows and ability to secure financing (See Note 18 - Subsequent Events) would be sufficient to sustain operations for a period greater than one year from the quarterly report issuance date.

21.	GOING CONCERN

At each reporting period, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The Company’s evaluation entails analyzing prospective operating budgets and forecasts for expectations of the Company’s cash needs and comparing those needs to the current cash and cash equivalent balances. The Company is required to make certain additional disclosures if it concludes substantial doubt exists and it is not alleviated by the Company’s plans or when its plans alleviate substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that we will continue as a going concern. This basis of accounting contemplates the recovery of our assets and the satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments to the specific amounts and classifications of assets and liabilities, which might be necessary should we be unable to continue as a going concern.

As reflected in the year-end financial statements, the Company has a net loss of $724,393, net cash used in operations of $412,196, and working capital deficit of $249,147 for the year ended December 31, 2019. In August 2020 the line of credit balance is due, in October 2020 the Company has a convertible note due, and in January 2021 the Company has a convertible note payable – related party due. In addition, the Company is a start- up in the renewable energy space and has generated limited revenues to date. Consolidated cash on hand as of March 24, 2020 was $144,638.

On March 11, 2020, the World Health Organization declared the novel strain of coronavirus (COVID-19) a global pandemic and recommended containment and mitigation measures worldwide. As of the date of this filing, our offices remain open in both the U.S. and Australia as our operations service governmental offices and hospitals. We have adjusted certain aspects of our operations to protect our employees and customers while still meeting customers’ needs for our vital services. We will continue to monitor the situation closely and it is possible that we will implement further measures. In light of the uncertainty as to the severity and duration of the pandemic, the impact on our revenues, profitability and financial position is uncertain at this time.

Management has evaluated the significance of these conditions and under these circumstances expects that its current cash resources, operating cash flows and ability to get financing would be sufficient to sustain operations for a period greater than one year from the annual report issuance date. The Company still has access to, and the ability for, financing via issuing convertible notes as the Company has done subsequently in January 2020. The Company has also extended some previous notes terms maturities with related parties and may continue to do so. Our line of credit creditor and convertible note due in 2020 have both expressed a willingness to refinance and/or extend the terms. Due to COVID-19 there has been various tax breaks and loan possibilities that the Company will take advantage of. In addition the operating budgets of each subsidiary project to produce enough cash flow to continue to cover expenses and between January 1, 2020 and March 24, 2020, the Company has sold an aggregate of 3,938 shares of Common Stock to GHS under the Purchase Agreement for working capital and for the aggregate net proceeds of $19,827, therefore, the identified conditions noted above have been alleviated.